Segmentation of key figures (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 48,659	$ 47,445	$ 44,751
Net sales (in % of total net sales)	100.00%	100.00%	100.00%
Total of selected non-current assets	$ 90,379	$ 77,701
Selected non-current assets (in % of total selected non-current assets)	100.00%	100.00%
Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 18,715	$ 17,933	$ 17,259
Net sales (in % of total net sales)	38.00%	38.00%	39.00%
Total of selected non-current assets	$ 47,798	$ 46,103
Selected non-current assets (in % of total selected non-current assets)	53.00%	59.00%
Americas [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 19,725	$ 19,713	$ 18,032
Net sales (in % of total net sales)	41.00%	41.00%	39.00%
Total of selected non-current assets	$ 40,391	$ 29,389
Selected non-current assets (in % of total selected non-current assets)	45.00%	38.00%
Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 10,219	$ 9,799	$ 9,460
Net sales (in % of total net sales)	21.00%	21.00%	22.00%
Total of selected non-current assets	$ 2,190	$ 2,209
Selected non-current assets (in % of total selected non-current assets)	2.00%	3.00%